SHARE CAPITAL - Share Based Payments - RSU Plan (Details) - RSU	12 Months Ended
	Dec. 31, 2020 CAD ($) $ / shares shares	Dec. 31, 2019 CAD ($) $ / shares
ShareCapital
Number of restricted share units reserved for future issuance | shares	3,000,000
Number of RSUs outstanding, Beginning of the period | $	97,027	0
Number of RSUs outstanding, Granted | $	105,822	97,027
Number of RSUs outstanding, Forfeited | $	(10,155)
Number of RSUs outstanding, End of the period | $	192,694	97,027
Weighted average exercise price of RSUs, Beginning of the period | $ / shares	$ 5.82	$ 0.00
Weighted average fair value per RSU, Granted | $ / shares	5.57	5.82
Weighted average fair value per RSU, Forfeited | $ / shares	5.17
Weighted average exercise price of RSUs, End of the period | $ / shares	$ 5.72	$ 5.82